CHANGES IN SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - Scenario Forecast - In accordance with IFRS 16 $ in Millions	Jan. 01, 2019 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liability	$ 80
Right-of-use assets	$ 80